SCHEDULES OF CONCENTRATION OF RISK BY RISK FACTOR (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Revenue Benchmark [Member] | Customer A [Member]
Product Information [Line Items]
Concentration of credit risk	(0.00%)	[1]	(0.00%)	[1]	13.00%
Accounts Receivable [Member] | Customer B [Member]
Product Information [Line Items]
Concentration of credit risk	11.00%		(0.00%)	[2]
Accounts Receivable [Member] | Customer C [Member]
Product Information [Line Items]
Concentration of credit risk	(0.00%)	[2]	27.00%
Accounts Receivable [Member] | Customers D [Member]
Product Information [Line Items]
Concentration of credit risk	(0.00%)	[2]	12.00%
Purchases [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration of credit risk	(0.00%)	[3]			25.00%
Purchases [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration of credit risk	(0.00%)	[4]	14.00%
Purchases [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration of credit risk	45.00%		(0.00%)	[4]
Purchases [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration of credit risk	10.00%		(0.00%)	[4]

[1]	Less than 10%
[2]	Less than 10%
[3]	Less than 10%
[4]	Less than 10%